INCOME TAXES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Individual income tax rate (as a percent)		35.00%	35.00%	35.00%
Hong Kong | Bayley & Jackson (Hong Kong), Yuanhua HK, MediFast and WA Health Care
Income Taxes
Income tax rate (as a percent)		16.50%
PRC
Income Taxes
Income tax rate (as a percent)		25.00%
Preferential tax rate according to "Catalogue of Industries Encouraged to Develop in the Western Region" (as a percent)		15.00%	15.00%	15.00%	15.00%	15.00%
Withholding tax rate (as a percent)		10.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate		25.00%
Reduced withholding tax rate, if 25% or more equity interest in a PRC-resident enterprise is held by a qualified Hong Kong tax resident (as a percent)		5.00%
Aggregate undistributed earnings of Company's subsidiaries		$ 54,486
Accrued deferred tax liability		0
Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries		$ 219,890
PRC | Shenzhen Ikang Guobin Puji Clinic, Ikang Shenzhen Luohu and Shenzhen Ikang Guobin Xinglin Clinic
Income Taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Health Cloud
Income Taxes
Period exempt from EIT under the "newly established software enterprise" ("NESE")	2 years
Preferential tax rate under NESE (as a percent)	12.50%
Period for preferential tax rate under NESE, after tax exempt period	3 years